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CIK: 0001350943

                                                                John M. Richards
                                                       Assistant General Counsel

MetLife Insurance Company USA
11225 North Community House Road
Charlotte, NC 28277

                                 March 6, 2015

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:  MetLife Investors USA Variable Life Account A
     File No. 811-21851

Commissioners:

Annual reports dated December 31, 2014 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of the MetLife Investors USA Variable Life Account A of MetLife Insurance Company USA pursuant to Rule 30b2-1 of the Investment Company Act of 1940 and are listed as follows:

The Annual reports for certain series of American Funds Insurance Series(R) are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File
No. 811-03857.

The Annual reports for certain portfolios of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on N-CSR, CIK No. 000837274, File No. 811-05583.

The Annual reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The Annual reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

Sincerely,

/s/ John M. Richards

John M. Richards, Esq.
Assistant General Counsel
Metropolitan Life Insurance Company